Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net earnings	$ 692	$ 752	$ 826
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	297	284	296
Amortization of debt premium, net	(6)	(11)	(5)
Inventory step-up amortization	4	0	30
Contingent consideration fair value adjustment, net	1	0	0
Stock-based compensation	65	69	76
Excess tax benefits from stock-based compensation	(15)	(1)	(9)
Gain on sale of investment	(13)	(14)	0
Loss on retirement of long-term debt	161	0	0
Purchased in-process research and development charges	0	0	4
Deferred income taxes	(124)	(77)	(65)
Other, net	75	106	78
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	(100)	13	(55)
Inventories	(99)	13	10
Other current assets	13	4	48
Accounts payable and accrued expenses	31	29	39
Income taxes payable	(21)	168	14
Net cash provided by operating activities	961	1,335	1,287
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(222)	(280)	(307)
Business acquisition payments, net of cash acquired	(292)	0	0
Proceeds from sale of investments	10	19	0
Other investing activities, net	(18)	(52)	(30)
Net cash used in investing activities	(522)	(313)	(337)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and stock issued, net	443	119	302
Excess tax benefits from stock issued under employee stock plans	15	1	9
Common stock repurchased, including related costs	(833)	(992)	(809)
Dividends paid	(282)	(284)	(205)
Issuances (payments) of commercial paper borrowings, net	121	321	247
Borrowings under debt facilities	2,092	0	78
Payments under debt facilities	(1,659)	0	(78)
Other financing activities, net	(154)	22	0
Net cash used in financing activities	(257)	(813)	(456)
Effect of currency exchange rate changes on cash and cash equivalents	(3)	(1)	(8)
Net increase in cash and cash equivalents	179	208	486
Cash and cash equivalents at beginning of period	1,194	986	500
Cash and cash equivalents at end of period	1,373	1,194	986
Supplemental Cash Flow Information
Income Taxes Paid	246	177	203
Interest Paid	95	69	68
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Additions in noncontrolling ownership interests	204	0	0
Fair value of acquisition contingent consideration	$ 188	$ 0	$ 0